SCHEDULE OF CONSIDERATION PAYABLE AT FAIR VALUE AT INCEPTION RESULTING IN A GAIN ON MODIFICATION (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	$ 20,243	$ 44,783
Gain on change in fair value of consideration payable	14,823	15,460
Settlement of base purchase price obligation		(40,000)
Balance, June 30, 2026	35,066	20,243
Balance
Balance	35,066	20,243
Base purchase price [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025		34,625
Gain on change in fair value of consideration payable		5,375
Settlement of base purchase price obligation		(40,000)
Balance, June 30, 2026
Balance
Balance
Contingent value rights [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2025	20,243	10,158
Gain on change in fair value of consideration payable	14,823	10,085
Settlement of base purchase price obligation
Balance, June 30, 2026	35,066	20,243
Balance
Balance	$ 35,066	$ 20,243